Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) - USD ($)			12 Months Ended
	Sep. 01, 2017	Aug. 31, 2017	Dec. 31, 2017	Dec. 01, 2017	Dec. 31, 2016
Redemption of shares		19,750,000
Outstanding common stock		20,000,000	18,300,000		20,000,000
Price per share				$ 0.0001
Emerging growth company description			The Company has elected to be an emerging growth company as defined under the Jumpstart Our Business Startups Act of 2012 (“Jobs Act”). Included with this election, the Company has also elected to use the provisions within the Jobs Act that allow companies that go public to continue to use the private company adoption date rules for new accounting policies. Should the Company obtain revenues in excess of $1 billion on an annual basis, have its non-affiliated market capitalization increase to over $700 million as of the last day of its second quarter, or raise in excess of $1 billion in public offerings of its equity or instruments directly convertible into its equity, it will forfeit its status under the Jobs Act as an emerging growth company.
Two Shareholders [Member]
Number of common stock issued	10,000,000
Price per share	$ 0.001
Share compensation	$ 1,000